Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2020
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payable and other current liabilities as of June 30, 2020 and December 31, 2019 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade accounts payable	51,896	52,062
Down payments from clients	555	565
Liberty (Note 16)	41,032	41,032
Other accounts payable	35,094	34,403
Total	128,577	128,062

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.